Commitments and Contingencies - Contractual Obligation, Maturity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
2026	$ 24,564
2027	23,473
2028	22,791
2029	11,070
Thereafter	0
Total	$ 81,898
Maximum
Other Commitments [Line Items]
Purchase obligation, term	4 years